Note 12 - Prepaid Expenses (Details Textual) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense, Current	$ 404,000	$ 640,000	$ 46,000
Prepaid Expense, Noncurrent	$ 61,000	$ 61,000	$ 49,000